Cash and cash equivalents - Additional information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents	€ 27,724	€ 21,610	€ 16,604	€ 17,888
Short term deposits	9,400
Decrease of current accounts	€ 3,300